Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Fund Name	PARVIN HEDGED EQUITY SOLARI WORLD FUND
Class Name	Parvin Hedged Equity Solari World Fund
Trading Symbol	PHSWX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Parvin Hedged Equity Solari World Fund - PHSWX (the “Fund”) for the period December 1, 2023 to November 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://parvinfunds.com. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://parvinfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Parvin Hedged Equity Solari World Fund	$238	2.26%

*Annualized

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.26%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2024

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	VALUE
Parvin Hedged Equity Solari World Fund	10.21%	-0.56%	$ 9,785
MSCI All Country World Index	26.70%	9.95%	$ 14,499

Net Assets	$ 6,100,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 27,462
Investment Company, Portfolio Turnover	32.68%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$6.1 MILLION	33	32.68%	$27,462

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Fidelity Institutional Money Market Treasury Portfolio - Class III	13.02%
2.	Carriage Services, Inc. Class A	4.02%
3.	Amcor PLC (Switzerland)	3.52%
4.	C.H. Robinson Worldwide, Inc.	3.49%
5.	Agnico Eagle Mines Ltd.	3.49%
6.	Royal Gold, Inc.	3.38%
7.	Coupang, Inc. Class A	3.35%
8.	MercadoLibre, Inc. (Argentina)	3.28%
9.	Medtronic PLC (Ireland)	3.22%
10.	CNH Industrial NV	3.22%
	Total % of Net Assets	43.99%

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://parvinfunds.com